                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07318

                         Pioneer Series Trust VIII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer International Equity Fund

 Schedule of Investments 2/29/2016 (Unaudited)

 Shares

 Value

 COMMON STOCKS - 95.7%

 Energy - 2.3%

 Oil & Gas Equipment & Services - 1.3%

 26,200

 Schlumberger, Ltd.

 $

 1,879,064

 Integrated Oil & Gas - 1.0%

 35,000

 TOTAL SA

 $

 1,569,814

 Total Energy

 $

 3,448,878

 Materials - 7.1%

 Commodity Chemicals - 1.0%

 136,300

 Kuraray Co., Ltd.

 $

 1,484,515

 Diversified Chemicals - 1.0%

 755,300

 Incitec Pivot, Ltd.

 $

 1,569,651

 Fertilizers & Agricultural Chemicals - 1.5%

 5,500

 Syngenta AG

 $

 2,210,474

 Specialty Chemicals - 1.2%

 44,000

 Croda International Plc

 $

 1,811,330

 Paper Packaging - 2.4%

 223,600

 Amcor, Ltd.

 $

 2,236,822

 59,700

 Smurfit Kappa Group Plc

 1,377,625

 $

 3,614,447

 Total Materials

 $

 10,690,417

 Capital Goods - 11.2%

 Building Products - 3.3%

 35,400

 Daikin Industries, Ltd.

 $

 2,362,165

 100,800

 Kingspan Group Plc

 2,545,308

 $

 4,907,473

 Electrical Components & Equipment - 2.1%

 128,200

 ABB, Ltd.

 $

 2,284,630

 13,800

 Schneider Electric SE

 817,052

 $

 3,101,682

 Heavy Electrical Equipment - 1.7%

 248,000

 Mitsubishi Electric Corp.

 $

 2,498,039

 Industrial Conglomerates - 1.7%

 27,900

 Siemens AG

 $

 2,593,606

 Agricultural & Farm Machinery - 1.5%

 184,000

 Kubota Corp.

 $

 2,345,103

 Industrial Machinery - 0.9%

 133,400

 Fujitec Co., Ltd.

 $

 1,349,038

 Total Capital Goods

 $

 16,794,941

 Automobiles & Components - 2.9%

 Auto Parts & Equipment - 1.5%

 125,400

 NGK Spark Plug Co., Ltd.

 $

 2,329,973

 Tires & Rubber - 1.4%

 59,900

 Bridgestone Corp.

 $

 2,089,852

 Total Automobiles & Components

 $

 4,419,825

 Consumer Durables & Apparel - 5.0%

 Consumer Electronics - 1.1%

 194,800

 Panasonic Corp.

 $

 1,638,172

 Homebuilding - 2.5%

 1,009,127

 Cairn Homes Plc

 $

 1,274,634

 79,200

 Persimmon Plc

 2,394,128

 $

 3,668,762

 Household Appliances - 1.4%

 90,300

 Electrolux AB

 $

 2,123,965

 Total Consumer Durables & Apparel

 $

 7,430,899

 Consumer Services - 4.0%

 Hotels, Resorts & Cruise Lines - 1.7%

 52,400

 Carnival Plc

 $

 2,590,578

 Restaurants - 2.3%

 63,720

 Domino's Pizza Group Plc

 $

 924,295

 46,700

 Whitbread Plc

 2,530,514

 $

 3,454,809

 Total Consumer Services

 $

 6,045,387

 Media - 1.5%

 Advertising - 1.5%

 35,100

 Publicis Groupe SA

 $

 2,168,227

 Total Media

 $

 2,168,227

 Retailing - 1.3%

 Apparel Retail - 1.3%

 61,100

 Hennes & Mauritz AB

 $

 1,979,739

 Total Retailing

 $

 1,979,739

 Food & Staples Retailing - 1.4%

 Drug Retail - 1.4%

 31,400

 Sundrug Co., Ltd.

 $

 2,066,791

 Total Food & Staples Retailing

 $

 2,066,791

 Food, Beverage & Tobacco - 6.1%

 Soft Drinks - 2.3%

 164,100

 Britvic Plc

 $

 1,578,669

 46,000

 Suntory Beverage & Food, Ltd.

 1,945,859

 $

 3,524,528

 Packaged Foods & Meats - 3.8%

 40,600

 Danone SA

 $

 2,819,394

 32,800

 Kerry Group Plc

 2,870,764

 $

 5,690,158

 Total Food, Beverage & Tobacco

 $

 9,214,686

 Household & Personal Products - 3.3%

 Household Products - 1.6%

 27,300

 Henkel AG & Co. KGaA

 $

 2,422,670

 Personal Products - 1.7%

 58,200

 Unilever NV

 $

 2,490,854

 Total Household & Personal Products

 $

 4,913,524

 Health Care Equipment & Services - 3.0%

 Health Care Supplies - 1.6%

 67,600

 Hoya Corp.

 $

 2,433,135

 Health Care Services - 1.4%

 31,200

 Fresenius SE & Co. KGaA

 $

 2,062,273

 Total Health Care Equipment & Services

 $

 4,495,408

 Pharmaceuticals, Biotechnology & Life Sciences - 7.8%

 Pharmaceuticals - 6.4%

 168,900

 Astellas Pharma, Inc.

 $

 2,421,174

 28,900

 Novartis AG

 2,063,323

 10,306

 Roche Holding AG

 2,640,697

 47,700

 Shire Plc

 2,489,770

 $

 9,614,964

 Life Sciences Tools & Services - 1.4%

 28,700

 Gerresheimer AG

 $

 2,055,470

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 11,670,434

 Banks - 6.1%

 Diversified Banks - 6.1%

 292,223

 Banco Bilbao Vizcaya Argentaria SA

 $

 1,854,706

 680,500

 Barclays Plc

 1,608,366

 46,300

 BNP Paribas SA

 2,140,510

 144,400

 Nordea Bank AB

 1,440,141

 47,100

 Sumitomo Mitsui Financial Group, Inc.

 1,312,725

 39,700

 Swedbank AB

 801,126

 $

 9,157,574

 Total Banks

 $

 9,157,574

 Diversified Financials - 1.3%

 Diversified Capital Markets - 1.3%

 130,000

 UBS Group AG

 $

 1,981,543

 Total Diversified Financials

 $

 1,981,543

 Insurance - 5.8%

 Insurance Brokers - 1.2%

 18,900

 Aon Plc

 $

 1,800,981

 Life & Health Insurance - 1.1%

 21,200

 Japan Post Holdings Co, Ltd.

 $

 269,350

 214,650

 Poste Italiane S.p.A.

 1,435,033

 $

 1,704,383

 Multi-line Insurance - 3.5%

 127,300

 AXA SA

 $

 2,800,334

 11,500

 Zurich Insurance Group AG

 2,430,316

 $

 5,230,650

 Total Insurance

 $

 8,736,014

 Real Estate - 10.3%

 Diversified REIT - 2.9%

 1,665,215

 Hibernia Real Estate Investment Trust plc

 $

 2,244,676

 507,700

 Hibernia Real Estate Investment Trust plc

 688,410

 132,500

 Merlin Properties Socimi SA

 1,378,629

 $

 4,311,715

 Industrial REIT - 1.7%

 560,600

 Goodman Group

 $

 2,597,996

 Retail REIT - 2.1%

 38,600

 Klepierre

 $

 1,601,066

 29,972

 Wereldhave NV

 1,521,738

 $

 3,122,804

 Diversified Real Estate Activities - 1.4%

 91,000

 Mitsui Fudosan Co., Ltd.

 $

 2,103,531

 Real Estate Operating Companies - 2.2%

 108,399

 Vonovia SE

 $

 3,389,736

 Total Real Estate

 $

 15,525,782

 Technology Hardware & Equipment - 6.2%

 Electronic Equipment Manufacturers - 3.1%

 506,100

 Hitachi, Ltd.

 $

 2,128,156

 4,900

 Keyence Corp.

 2,522,131

 $

 4,650,287

 Electronic Components - 3.1%

 154,100

 Alps Electric Co., Ltd.

 $

 2,514,290

 17,600

 Murata Manufacturing Co., Ltd.

 2,103,394

 $

 4,617,684

 Total Technology Hardware & Equipment

 $

 9,267,971

 Semiconductors & Semiconductor Equipment - 2.2%

 Semiconductors - 2.2%

 121,700

 Infineon Technologies AG

 $

 1,495,048

 417,000

 Taiwan Semiconductor Manufacturing Co., Ltd.

 1,873,116

 $

 3,368,164

 Total Semiconductors & Semiconductor Equipment

 $

 3,368,164

 Telecommunication Services - 5.5%

 Integrated Telecommunication Services - 3.4%

 149,341

 Euskaltel SA

 $

 1,631,638

 46,500

 Nippon Telegraph & Telephone Corp.

 1,989,275

 86,400

 Orange SA

 1,492,753

 $

 5,113,666

 Wireless Telecommunication Services - 2.1%

 91,800

 KDDI Corp.

 $

 2,333,077

 265,818

 Vodafone Group Plc

 808,455

 $

 3,141,532

 Total Telecommunication Services

 $

 8,255,198

 Utilities - 1.4%

 Electric Utilities - 1.4%

 112,600

 SSE Plc

 $

 2,156,637

 Total Utilities

 $

 2,156,637

 TOTAL COMMON STOCKS

 (Cost $151,916,481)

 $

 143,788,039

 TOTAL INVESTMENT IN SECURITIES - 95.7%

 (Cost $151,916,481) (a) (b)

 $

 143,788,039

 OTHER ASSETS & LIABILITIES - 4.3%

 $

 6,412,932

 TOTAL NET ASSETS - 100.0%

 $

 150,200,971

 REIT

 Real Estate Investment Trust.

 (a)

 At February 29, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $153,577,084 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $8,825,564

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

        (18,614,609)

 Net unrealized depreciation

 ($9,789,045)

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 Japan

 29.4%

 United Kingdom

 12.7%

 France

 10.7%

 Germany

 9.7%

 Switzerland

 9.5%

 Ireland

 7.7%

 Australia

 4.4%

 Sweden

 4.4%

 Spain

 3.4%

 Netherlands

 2.8%

 Jersey Channel Islands

 1.7%

 Curacao

 1.3%

 Taiwan

 1.3%

 Italy

 1.0%

 100%

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of February 29, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

  Level 3

 Total

 Common Stocks*

   Energy

     Oil & Gas Equipment & Services

  $       1,879,064

  $                       -

  $              -

  $         1,879,064

   Insurance

     Insurance Brokers

           1,800,981

                           -

                  -

             1,800,981

   All Other Common Stocks *

                          -

         140,107,994

                  -

         140,107,994

 Total

  $     3,680,045

  $ 140,107,994

  $            -

  $ 143,788,039

 *

 Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

 During the period ended February 29, 2016, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VIII

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date April 26, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date April 26, 2016

* Print the name and title of each signing officer under his or her signature.